Other assets - Non-current and current assets (Details) $ in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other assets abstract
Guarantees and deposits given - Non-Current		$ 1,100	$ 2,208
Guarantees and deposits given - Current		9	11
Guarantees and deposits given - Total		1,109	2,219
Prepayments and accrued income - Non-Current		10	16
Prepayments and accrued income - Current		13,415	3,672
Prepayments and accrued income - Total		13,425	3,688
Biological assets - Non-Current			7,790
Biological assets - Total			7,790
Other assets - Non-Current		487	472
Other assets - Current		10,252	5,130
Other assets - Total		10,739	5,602
Non-Current		1,597	10,486
Current		23,676	8,813
Total		$ 25,273	$ 19,299
Proceeds from sales of biological assets | R	R 130